CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Mar. 31, 2022	Dec. 31, 2021	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2020	Aug. 31, 2020	Dec. 31, 2019
Temporary equity, shares outstanding	6,000,000	6,000,000	6,000,000	6,000,000			6,000,000
SPRING VALLEY ACQUISITION CORP
Preference shares, par value, (per share)	$ 0.0001	$ 0.0001		$ 0.0001	$ 0.0001	$ 0.0001
Preference shares, shares authorized	1,000,000	1,000,000		1,000,000	1,000,000	1,000,000
Preference shares, shares issued	0	0		0	0	0
Preference shares, shares outstanding	0	0		0	0	0
Class A Common Stock | SPRING VALLEY ACQUISITION CORP
Common shares, par value, (per share)	$ 0.0001	$ 0.0001		$ 0.0001	$ 0.0001	$ 0.0001
Common shares, shares authorized	300,000,000	300,000,000		300,000,000	300,000,000	300,000,000
Common shares, shares issued	0	0		0	0	0
Common shares, shares outstanding	0	0		0	0	0
Temporary equity, par value	$ 0.0001	$ 0.0001
Temporary equity, shares outstanding	23,000,000	23,000,000
Temporary Equity, Redemption Price Per Share	$ 10.10	$ 10.10
Class A Ordinary Shares Subject to Possible Redemption. | SPRING VALLEY ACQUISITION CORP
Temporary equity, shares issued		23,000,000		23,000,000	23,000,000	23,000,000
Temporary equity, par value		$ 0.0001		$ 0.0001	$ 0.0001	$ 0.0001
Temporary equity, shares outstanding		23,000,000		23,000,000	23,000,000	23,000,000
Temporary Equity, Redemption Price Per Share		$ 10.10		$ 10.10	$ 10.10	$ 10.10
Class B ordinary share | SPRING VALLEY ACQUISITION CORP
Common shares, par value, (per share)	$ 0.0001	$ 0.0001		$ 0.0001	$ 0.0001	$ 0.0001
Common shares, shares authorized	30,000,000	30,000,000		30,000,000	30,000,000	30,000,000
Common shares, shares issued	5,750,000	5,750,000		5,750,000	5,750,000	5,750,000
Common shares, shares outstanding	5,750,000	5,750,000		5,750,000	5,750,000	5,750,000